LEASES - Lease term and Discount rate (Details)	Dec. 31, 2025	Dec. 31, 2024
LEASES
Weighted average remaining lease term, years, Operating lease	8 years 7 months 6 days	4 years 2 months 12 days
Weighted average discount rate, Operating lease	6.30%	4.00%